Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	¥ 135,120		¥ 147,418
Less: Accumulated depreciation	(76,938)		(81,957)
Impairment loss	(9,428)		(10,954)
Total	48,754	$ 6,709	54,507
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	77,901		88,800
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	43,372		43,372
Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	2,778		3,792
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	11,001		11,386
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Total cost of property and equipment	¥ 68		¥ 68